Appendix 4 Additional Information on Financial Debt - Secured and Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	748,123,803	786,137,688
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 725,827,751	764,216,168
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%
Secured/ Unsecured	Unsecured
Effective Interest Rate	6.00%
Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	16,168,473
Non-current, Maturity	748,123,803	786,137,688
Chile [Member] | Enel Generacion Chile S.A. [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Enel Generacion Chile S.A. [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Enel Generacion Chile S.A. [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Enel Generacion Chile S.A. [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Chile [Member] | Enel Generacion Chile S.A. [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 725,827,751	$ 764,216,168
U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Secured/ Unsecured	No
Current, Maturity	$ 8,528,350	$ 9,287,472
Non-current, Maturity	$ 430,228,859	$ 468,578,474
Effective Interest Rate	6.99%	6.99%
U.S. Dollar [Member] | Chile [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 430,228,859	$ 468,578,474
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Nominal Interest Rate	7.88%	7.88%
Secured/ Unsecured	No
Current, Maturity	$ 4,152,926	$ 4,522,585
Non-current, Maturity	$ 125,566,611	$ 136,759,395
Effective Interest Rate	7.96%	7.96%
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 125,566,611	$ 136,759,395
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Nominal Interest Rate	7.33%	7.33%
Secured/ Unsecured	No
Current, Maturity	$ 1,328,023	$ 1,446,232
Non-current, Maturity	$ 42,902,198	$ 46,792,429
Effective Interest Rate	7.40%	7.40%
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 42,902,198	$ 46,792,429
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Nominal Interest Rate	8.13%	8.13%
Secured/ Unsecured	No
Current, Maturity	$ 841,132	$ 916,002
Non-current, Maturity	$ 19,398,499	$ 21,608,757
Effective Interest Rate	8.26%	8.26%
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 19,398,499	$ 21,608,757
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Nominal Interest Rate	4.25%	4.25%
Secured/ Unsecured	No
Current, Maturity	$ 2,206,269	$ 2,402,653
Non-current, Maturity	$ 242,361,551	$ 263,417,893
Effective Interest Rate	4.32%	4.32%
U.S. Dollar [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 242,361,551	$ 263,417,893
Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Secured/ Unsecured	No
Current, Maturity	$ 6,927,432	$ 6,881,001
Non-current, Maturity	$ 317,894,944	$ 317,559,214
Effective Interest Rate	6.00%	6.00%
Unidad de Fomento (funds code) | Chile [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 5,574,013	$ 5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 295,598,892	$ 295,637,694
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.20%	6.20%
Secured/ Unsecured	No
Current, Maturity	$ 6,374,051	$ 6,337,021
Non-current, Maturity	$ 53,168,588	$ 57,509,284
Effective Interest Rate	7.17%	7.17%
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 5,574,013	$ 5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,872,536	$ 35,587,764
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.75%	4.75%
Secured/ Unsecured	No
Current, Maturity	$ 553,381	$ 543,980
Non-current, Maturity	$ 264,726,356	$ 260,049,930
Effective Interest Rate	4.82%	4.82%
Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 264,726,356	$ 260,049,930
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,256,390	60,190,505
Non-current, Maturity	1,127,959,493	1,247,557,135
Undiscounted Cash Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	78,718,927	59,691,577
Undiscounted Cash Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,629,479	82,670,989
Undiscounted Cash Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	74,540,030	80,375,483
Undiscounted Cash Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	72,450,582	78,079,976
Undiscounted Cash Flow [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	825,620,475	946,739,110
Undiscounted Cash Flow [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12,473,017	13,730,946
Undiscounted Cash Flow [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 42,783,373	$ 46,459,559
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | BNY Mellon S-1 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | BNY Mellon S-2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | BNY Mellon S-3 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | BNY Mellon 24296 [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	Foreign
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.88%	7.88%
Secured/ Unsecured	No
Current, Maturity	$ 10,449,623	$ 11,330,589
Non-current, Maturity	211,907,420	$ 241,549,747
Effective Interest Rate		7.96%
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	$ 11,330,590
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	170,108,928	196,227,387
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,612,406	2,832,647
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-1 [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,837,217	$ 8,497,942
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.33%	7.33%
Secured/ Unsecured	No
Current, Maturity	$ 3,334,972	$ 3,612,937
Non-current, Maturity	99,651,895	$ 108,152,964
Effective Interest Rate		7.40%
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	$ 3,612,937
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	86,312,007	93,701,216
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	833,743	903,234
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-2 [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,501,229	$ 2,709,703
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	8.13%	8.13%
Secured/ Unsecured	No
Current, Maturity	$ 2,120,644	$ 2,299,059
Non-current, Maturity	60,367,209	$ 65,538,042
Effective Interest Rate		8.26%
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	$ 2,299,059
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,884,633	56,341,806
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	530,161	574,765
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon S-3 [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,590,483	$ 1,724,294
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.25%	4.25%
Secured/ Unsecured	No
Current, Maturity	$ 10,886,675	$ 11,816,560
Non-current, Maturity	303,969,041	$ 342,344,213
Effective Interest Rate		4.32%
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	$ 11,816,560
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	260,422,345	295,077,973
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,721,669	2,954,140
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | US [Member] | Enel Generacion Chile S.A. [Member] | BNY Mellon 24296 [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 8,165,006	$ 8,862,420
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.90%	6.90%
Secured/ Unsecured	No
Current, Maturity	$ 26,791,914	$ 29,059,145
Non-current, Maturity	$ 675,895,565	$ 757,584,966
Effective Interest Rate	6.00%	6.99%
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 26,791,913	$ 29,059,146
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	26,791,913	29,059,146
Undiscounted Cash Flow [Member] | U.S. Dollar [Member] | Chile [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 568,727,913	$ 641,348,382
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Secured/ Unsecured	No
Current, Maturity	$ 28,464,476	$ 31,131,360
Non-current, Maturity	$ 452,063,928	$ 489,972,169
Effective Interest Rate	6.00%	6.00%
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 51,927,014	$ 30,632,431
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,837,566	53,611,843
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	47,748,117	51,316,337
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	45,658,669	49,020,830
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 256,892,562	$ 305,390,728
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	97.036.000-k
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	97.036.000-k
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.20%	6.20%
Secured/ Unsecured	No
Current, Maturity	$ 11,020,396	$ 11,369,004
Non-current, Maturity	83,771,677	$ 93,373,927
Effective Interest Rate		7.17%
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,516,773	$ 10,870,075
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,013,150	10,371,146
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,509,527	9,872,218
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,005,904	9,373,289
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	44,726,323	52,887,199
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,414,018	1,525,571
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 317-H [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 9,606,378	$ 9,843,433
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	4.75%	4.75%
Secured/ Unsecured	No
Current, Maturity	$ 17,444,080	$ 19,762,356
Non-current, Maturity	368,292,251	$ 396,598,242
Effective Interest Rate		4.82%
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,410,241	$ 19,762,356
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,824,416	43,240,697
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,238,590	41,444,119
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	36,652,765	39,647,541
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	212,166,239	252,503,529
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | Less Than Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,361,020	4,940,589
Undiscounted Cash Flow [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member] | Banco Santander 522-M [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 13,083,060	$ 14,821,767